ORGANIZATION AND BASIS OF PRESENTATION (Details of The Company's Subsidiaries and Variable Interest Entities) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
China Distance Education Limited (CDEL Hong Kong) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Mar. 13, 2003
Percentage of legal ownership by the Company	100.00%
Principal activities
Investment holding

Practice Enterprises Network China International Links Limited (Pencil) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Feb. 23, 2010
Percentage of legal ownership by the Company	100.00%
Principal activities
Inactive

Beijing Champion Distance Education Technology Co Ltd (Champion Technology) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Jan. 05, 2004
Percentage of legal ownership by the Company	100.00%
Principal activities
Provision of technical support and consultancy services and course production

DL Education Service LLC (DL Education) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Sep. 27, 2012
Percentage of legal ownership by the Company	100.00%
Principal activities
Inactive

Beijing Champion Education Technology Co Ltd (Champion Education Technology) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Apr. 23, 2007
Percentage of legal ownership by the Company	100.00%
Principal activities
Software licensing and course production

Beijing Champion Hi-Tech Co Ltd (Beijing Champion) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Jul. 12, 2000
Percentage of legal ownership by the Company	0.00%
Principal activities
Provision of online education services and sales of books and reference materials

Percent of assets	53.00%	43.00%
Percent of liabilities	95.00%	96.00%
Beijing Caikaowang Company Ltd (Caikaowang) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Nov. 28, 2007
Percentage of legal ownership by the Company	0.00%
Principal activities
Provision of online education services

Beijing Champion Wangge Education Technology Co Ltd (Champion Wangge) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Jun. 24, 2008
Percentage of legal ownership by the Company	0.00%
Principal activities
Provision of online education services

Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Feb. 19, 2009
Percentage of legal ownership by the Company	0.00%
Principal activities
Provision of start-up training services

Beijing Haidian District Champion Training School (Champion Training School) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Feb. 19, 2009
Percentage of legal ownership by the Company	0.00%
Principal activities
Provision of online and offline education services